Leases (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income and Expenses, Lessee [Abstract]
Operating lease costs	SFr 324
Variable lease costs	37
Sublease income	(95)
Total lease costs	266
Other information pertaining to leases [Abstract]
Gains/(losses) on sale and leaseback transactions	274
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(400)
Right-of-use assets obtained in exchange of new operating lease liabilities	100
Changes to right-of-use assets due to lease modifications for operating leases	SFr 214
Weighted average remaining lease term and discount rate [Abstract]
Remaining lease term (years)	10 years 8 months 12 days
Discount rate	3.00%
Lessee, Operating Lease, Liability, Payment, Due, Rolling Maturity [Abstract]
Due within 1 year	SFr 403
Due between 1 and 2 years	322
Due between 2 and 3 years	306
Due between 3 and 4 years	274
Due between 4 and 5 years	227
Thereafter	1,314
Total	2,846
Future interest payable	(458)
Lease liabilities	SFr 2,388
Operating Leases, Future Minimum Payments Due [Abstract]
In one year		SFr 435
In two years		416
In three years		314
In four years		286
In five years		256
Thereafter		1,479
Future operating lease commitments		3,186
Less minimum non-cancellable sublease rentals		436
Total net future minimum lease commitments		SFr 2,750
Sale Leaseback Transaction, Lease Terms	During 2019, the Bank entered into 4 sale-leaseback transactions with lease terms ranging from 5 to 10 years. During 2018, the Bank entered into one sale-leaseback transaction with a lease term of 10 years. During 2017, the Bank did not enter into any sale-leaseback transactions.